Related party transactions (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related party transactions [Abstract]
Amount due from Taofang	$ 126	$ 2,152	$ 714
Prepayment for investment in Taofang (included in long-term prepayments)			$ 1,000
Equity interest in Taofang	50.00%